ORGANIZATION AND BASIS OF PRESENTATION - Assets, liabilities and the results of operations of the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,383,317		¥ 1,985,413	¥ 1,616,785	$ 212,003
Restricted cash	2,102,426		1,786,832		322,211
Accounts and notes receivables, net	983,601		1,228,995		150,743
Inventories	44,133		106,483		6,764
Prepayments and other current assets	3,304,670		2,728,812		506,460
Short-term investments	268,647		1,057,598		41,172
Amounts due from related parties	274,395		246,758		42,053
Assets held for sale	509,395		64,195		78,068
Total current assets	9,367,711		9,688,449		1,435,662
Non-current assets:
Property and equipment, net	4,079,235		2,924,404		625,170
Intangible assets, net	12,198		20,408		1,869
Goodwill	295,758		289,318		45,327
Deposits for non-current assets	129,645		118,629		19,869
Other non-current assets	543,949		346,645		83,364
Operating lease right-of-use assets	3,863,375		4,209,015		592,088
Restricted cash	709,848		175,700		108,789
Assets held for sale			496,173
Total non-current assets	10,503,112		9,804,407		1,609,672
Total assets	19,870,823		19,492,856		3,045,334
Current liabilities:
Short-term bank loans	3,082,537		2,510,500		472,419
Accounts and notes payable	4,144,948		3,391,383		635,241
Accrued expenses and other liabilities	2,507,917		2,006,049		384,355
Customer advances and deposits and deferred revenue	1,526,051		1,488,630		233,878
Operating lease liabilities	1,032,461		975,475		158,232
Amounts due to related parties	35,623		9,769		5,459
Income tax payable	14,550		7,358		2,230
Liabilities held for sale	193,432		74,242		29,645
Total current liabilities	12,634,249		10,569,668		1,936,283
Long-term bank loan	78,548		0		12,038
Operating lease liabilities	2,995,173		3,388,908		459,030
Deferred tax liabilities			828
Other non-current liabilities	175,584		137,184		26,907
Liabilities held for sale			118,704
Total non-current liabilities	5,511,970		5,007,904		844,743
Total liabilities	18,146,219		15,577,572		2,781,026
Total revenue	29,995,029	$ 4,596,938	32,358,687	25,115,977
Net (loss)/profit	(2,025,508)	(310,426)	(202,416)	(507,988)
Net cash generated from operating activities	(231,235)	(35,438)	852,833	637,204
Net profit/(loss) from continuing operations	(1,683,068)	(257,945)	172,702	(107,246)
Net loss from discontinued operations	(368,156)	(56,422)	(391,770)	(401,145)
Net cash generated from/(used in) continuing operating activities	11,188	1,715	1,131,226	980,354
Net cash used in discontinued operating activities	(242,423)	(37,153)	(278,393)	(343,150)
Net cash used in continuing investing activities	(872,353)	(133,694)	(1,918,474)	(1,199,223)
Net cash used in discontinued investing activities	(580)	(89)	5,992	(31,730)
Net cash generated from continuing financing activities	1,760,684	269,837	2,377,212	189,249
Net cash generated from discontinued financing activities	(212,500)	(32,567)	(365,400)	367,900
Net cash used in investing activities	(872,933)	(133,783)	(1,912,482)	(1,230,953)
Net cash generated from financing activities	1,548,184	$ 237,270	2,011,812	¥ 557,149
Consolidated VIEs
Current assets:
Cash and cash equivalents	265,500		610,189		40,689
Restricted cash	104,103		412,134		15,954
Accounts and notes receivables, net	213,851		224,705		32,774
Inventories	15,868		24,004		2,432
Prepayments and other current assets	1,924,356		1,415,859		294,921
Short-term investments	40,276		150,692		6,173
Amounts due from related parties	189,093		195,811		28,980
Assets held for sale	509,419		64,195		78,072
Total current assets	3,262,466		3,097,589		499,995
Non-current assets:
Property and equipment, net	3,334,139		2,258,215		510,978
Intangible assets, net	3,314		2,838		508
Goodwill	229,096		229,096		35,110
Deposits for non-current assets	35,149		37,191		5,387
Other non-current assets	169		269		26
Operating lease right-of-use assets	2,003,301		2,051,547		307,019
Restricted cash	376,535		38,096		57,707
Assets held for sale			496,173
Total non-current assets	5,981,703		5,113,425		916,735
Total assets	9,244,169		8,211,014		1,416,730
Current liabilities:
Short-term bank loans	954,250		819,000		146,245
Accounts and notes payable	2,696,142		2,071,644		413,203
Accrued expenses and other liabilities	1,255,516		1,183,998		192,417
Customer advances and deposits and deferred revenue	1,254,966		1,277,064		192,333
Operating lease liabilities	508,829		434,067		77,981
Amounts due to related parties	3,773,795		2,631,540		578,359
Income tax payable	4
Liabilities held for sale	193,432		74,242		29,645
Total current liabilities	10,636,934		8,491,555		1,630,183
Long-term bank loan	961				147
Operating lease liabilities	1,610,698		1,716,027		246,850
Deferred tax liabilities	102		102		16
Other non-current liabilities	174,441		133,037		26,733
Liabilities held for sale			118,704
Total non-current liabilities	1,786,202		1,967,870		273,746
Total liabilities	¥ 12,423,136		¥ 10,459,425		1,903,929
Percentage of revenue contribution by VIE	73.00%	73.00%	69.00%	71.00%
Restricted cash was pledged for notes payable	¥ 480,638		¥ 450,230		73,661
Property and equipment was pledged for borrowings from third parties	69,675		61,488		$ 10,678
Total revenue	22,483,438	$ 3,445,737	23,047,895	¥ 18,462,434
Net profit/(loss) from continuing operations	(869,592)	(133,271)	97,916	142,063
Net loss from discontinued operations	(66,250)	(10,153)	(51,212)	(25,174)
Net cash generated from/(used in) continuing operating activities	(65,529)	(10,043)	1,006,301	801,640
Net cash used in discontinued operating activities	381	58	(3,770)	26,743
Net cash used in continuing investing activities	(1,166,284)	(178,741)	(1,289,195)	(804,205)
Net cash used in discontinued investing activities	(735)	(113)	(4,758)	(16,285)
Net cash generated from continuing financing activities	917,146	140,559	1,030,277	165,376
Net cash generated from discontinued financing activities	5,000	766
Consolidated VIEs | Revenue from continuing operations
Current liabilities:
Total revenue	21,846,838	3,348,174	22,332,789	17,870,056
Consolidated VIEs | Revenue from discontinued operations
Current liabilities:
Total revenue	¥ 636,600	$ 97,563	¥ 715,106	¥ 592,378